FUTURE POLICY BENEFITS - Schedule of Changes in Liability for Future Policy Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Present value of expected future policy benefits:
Total future policy benefits	$ 14,088	$ 9,813
Future Policy Benefits
Present value of expected net premiums:
Balance, beginning of year	3,145	3,520	$ 0
Beginning balance at original discount rate	3,253	3,825	0
Effect of changes in cash flow assumptions		(244)	(352)
Effect of actual variances from expected experience		(332)	(56)
Adjusted beginning of period balance		2,677	3,417
Acquisition from business combination			3,824
Issuances	3,664	1,539	1,714
Interest accrual	132	133	65
Net premiums collected	(3,967)	(1,836)	(1,778)
Derecognitions (lapses and withdrawals)	1
Ending balance at original discount rate	2,507	3,253	3,825
Effect of changes in discount rate assumptions	(154)	(108)	(305)
Balance, end of year	2,353	3,145	3,520
Present value of expected future policy benefits:
Balance, beginning of year	10,771	9,582	2,171
Beginning balance at original discount rate	11,186	10,548	2,071
Effect of changes in cash flow assumptions		(205)	(379)
Effect of actual variances from expected experience		(360)	(88)
Adjusted beginning of period balance		10,621	10,081
Acquisition from business combination	311		7,259
Issuances	4,996	1,549	1,700
Interest accrual	516	397	162
Benefit payments	(1,006)	(921)	(425)
Derecognitions (lapses and withdrawals)	24
Foreign currency translation	(343)	80	(219)
Ending balance at original discount rate	15,119	11,186	10,548
Effect of changes in discount rate assumptions	(663)	(415)	(977)
Effect of foreign currency translation on the effect of changes in discount rate assumptions			11
Balance, end of year	14,456	10,771	9,582
Total future policy benefits	12,103	7,626	6,062
Less: Reinsurance recoverables	(1,314)	(95)	(142)
Net liability for future policy benefits, after reinsurance recoverable	10,789	7,531	5,920
Liability remeasurement gain (loss)	(60)	3	(1)
Future Policy Benefits | Annuities
Present value of expected net premiums:
Balance, beginning of year	0	0	0
Beginning balance at original discount rate	0	0	0
Effect of changes in cash flow assumptions		0	0
Effect of actual variances from expected experience		11	2
Adjusted beginning of period balance		11	2
Acquisition from business combination			0
Issuances	3,616	1,448	1,558
Interest accrual	20	12	13
Net premiums collected	(3,647)	(1,462)	(1,571)
Derecognitions (lapses and withdrawals)	0
Ending balance at original discount rate	0	0	0
Effect of changes in discount rate assumptions	0	0	0
Balance, end of year	0	0	0
Present value of expected future policy benefits:
Balance, beginning of year	5,731	4,252	2,171
Beginning balance at original discount rate	5,909	4,673	2,071
Effect of changes in cash flow assumptions		31	(17)
Effect of actual variances from expected experience		9	(29)
Adjusted beginning of period balance		5,949	4,627
Acquisition from business combination	311		1,432
Issuances	4,947	1,457	1,543
Interest accrual	326	209	82
Benefit payments	(695)	(464)	(236)
Derecognitions (lapses and withdrawals)	23
Foreign currency translation	(343)	80	(219)
Ending balance at original discount rate	10,518	5,909	4,673
Effect of changes in discount rate assumptions	(231)	(178)	(432)
Effect of foreign currency translation on the effect of changes in discount rate assumptions			11
Balance, end of year	10,287	5,731	4,252
Total future policy benefits	10,287	5,731	4,252
Less: Reinsurance recoverables	(16)	(50)	(88)
Net liability for future policy benefits, after reinsurance recoverable	$ 10,271	$ 5,681	$ 4,164
Weighted average liability duration of future policy benefits (years)	9 years	9 years	9 years
Weighted average interest accretion rate	5.00%	4.00%	4.00%
Weighted average current discount rate	5.00%	5.00%	5.00%
Future Policy Benefits | Life Insurance
Present value of expected net premiums:
Balance, beginning of year	$ 3,145	$ 3,520	$ 0
Beginning balance at original discount rate	3,253	3,825	0
Effect of changes in cash flow assumptions		(244)	(352)
Effect of actual variances from expected experience		(343)	(58)
Adjusted beginning of period balance		2,666	3,415
Acquisition from business combination			3,824
Issuances	48	91	156
Interest accrual	112	121	52
Net premiums collected	(320)	(374)	(207)
Derecognitions (lapses and withdrawals)	1
Ending balance at original discount rate	2,507	3,253	3,825
Effect of changes in discount rate assumptions	(154)	(108)	(305)
Balance, end of year	2,353	3,145	3,520
Present value of expected future policy benefits:
Balance, beginning of year	5,040	5,330	0
Beginning balance at original discount rate	5,277	5,875	0
Effect of changes in cash flow assumptions		(236)	(362)
Effect of actual variances from expected experience		(369)	(59)
Adjusted beginning of period balance		4,672	5,454
Acquisition from business combination	0		5,827
Issuances	49	92	157
Interest accrual	190	188	80
Benefit payments	(311)	(457)	(189)
Derecognitions (lapses and withdrawals)	1
Foreign currency translation	0	0	0
Ending balance at original discount rate	4,601	5,277	5,875
Effect of changes in discount rate assumptions	(432)	(237)	(545)
Effect of foreign currency translation on the effect of changes in discount rate assumptions			0
Balance, end of year	4,169	5,040	5,330
Total future policy benefits	1,816	1,895	1,810
Less: Reinsurance recoverables	(1,298)	(45)	(54)
Net liability for future policy benefits, after reinsurance recoverable	$ 518	$ 1,850	$ 1,756
Weighted average liability duration of future policy benefits (years)	15 years	16 years	16 years
Weighted average interest accretion rate	5.00%	5.00%	5.00%
Weighted average current discount rate	6.00%	5.00%	5.00%